NOTE 7 - COMMITMENTS & CONTINGENCIES (Details)	12 Months Ended				15 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation						$ 213,000
Payments to Acquire Software	56,496	24,000
Loss Contingency, Damages Sought, Value (in Dollars)			191,246.11	161,673.67
Cancellation of Restricted Shares					500,000
Settlement of Salary Claim with Past Officer					5,000
Settlement of Salary Claim with Past Officer, Final Payment					5,000
Settlement of Salary Claim with Past Officer, hares (in Shares)					130,000
Settlement of Salary Claim with Past Officer, Payments to Date					125,000
Issuance of Restricted Shares in Settlement of Salary Claim by Past Officer					$ 500,000